PRINCIPAL ACCOUNTING POLICIES - Installment credit and Nonrecourse securitization debt (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
PRINCIPAL ACCOUNTING POLICIES
Collateralized receivable related to financial services	¥ 733	¥ 0
Non-collateralized receivable related to financial services	¥ 818	¥ 596